CAPITAL STOCK - Additional Information, Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified		2 Months Ended
	Dec. 29, 2012	Sep. 29, 2012 Convertible Notes Payable Convertible Notes Payable Due 2012
Class of Warrant or Right [Line Items]
Expiration of stock warrrants		4,938,624
Long-term debt, face amount	$ 320.0	$ 320.0